Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 14, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2015